UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	1 Months Ended		5 Months Ended		6 Months Ended
	Jan. 26, 2022		Jun. 30, 2022	[2]	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 23,244	[1]	$ 17,659	[1],[3]	$ 114,778
Comprehensive income	23,244	[2]	17,659		114,778
Comprehensive income attributable to:
Owners of Cool Company Ltd. / Predecessor's Parent	15,038	[2]	16,848		113,835
Net income	8,206	[2]	811		943
Comprehensive income	$ 23,244	[2]	$ 17,659		$ 114,778

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.